Fair Value of Acquired Time Charters	12 Months Ended
Dec. 31, 2025
Fair Value of Acquired Time Charters [Abstract]
Fair Value of Acquired Time Charters
6.	Fair Value of Acquired Time Charters:

In connection with the acquisitions in October 2022 of the M/V Ariana A and the M/V Gabriela A with time charters attached, the Company recognized intangible assets of $897,436 and $2,019,608, respectively, representing the fair values of the favorable time charters attached to the vessels. The M/V Ariana A and M/V Gabriela A attached charters commenced upon the vessels’ deliveries, on November 23, 2022, and November 30, 2022, respectively. The M/V Ariana A attached charter was concluded within the first quarter of 2023 and the respective intangible asset was fully amortized during that period. The aggregate unamortized portion of the M/V Gabriela A intangible asset as of December 31, 2023, amounted to $265,173. The charter attached to the M/V Gabriela A was concluded within the first quarter of 2024 and the respective intangible asset was fully amortized during that period.

In connection with the acquisition in October 2024 of the M/V Raphaela with time charter attached, the Company recognized intangible assets of $477,101 representing the fair value of the favorable time charter attached to the vessel. The M/V Raphaela attached charters commenced upon the vessel’s delivery, on October 3, 2024 and was concluded within the first quarter of 2025 and the respective intangible asset was fully amortized during that period.

For the years ended December 31, 2023, 2024, and 2025, the amortization of the acquired time charters related to the above acquisitions amounted to $2,242,333, $622,541 and $119,733, respectively, and is included in ‘Time Charter Revenues’ in the accompanying consolidated statements of comprehensive income.